Offerings - Offering: 1	Jul. 08, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	12,321,429
Proposed Maximum Offering Price per Unit	21.00
Maximum Aggregate Offering Price	$ 258,750,009.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 35,733.38
Offering Note	The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offering. The registration fee is calculated in accordance with Rule 457(o) and 457(r) under the Securities Act of 1933, as amended (the "Securities Act"). Payment of the registration fee at the time of filing of the registrant's Registration Statement on Form S-3ASR (Registration No. 333-296607), filed with the Securities and Exchange Commission on June 8, 2026, was deferred pursuant to Rules 456(b) and 457(r) under the Securities Act and is paid herewith. The amount registered includes up to 1,607,143 shares of Common Stock, par value $0.0001 per share, that the underwriters have an option to purchase.